Document and Entity Information Document	Aug. 07, 2019
Cover page.
Document Type	8-K
Entity Central Index Key	0000028823
Title of 12(b) Security	Common shares, $1.25 par value per share
Entity Incorporation, State or Country Code	OH
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	5995 Mayfair Road, P.O. Box 3077,
Entity Address, City or Town	North Canton,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720-8077
Trading Symbol	DBD
Security Exchange Name	NYSE
Amendment Flag	false
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	Diebold Nixdorf, Incorporated
City Area Code	330
Local Phone Number	490-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false